Statement of Cash Flows	10 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (53,732)
Adjustments to reconcile net loss to net cash used in operating activities:
Payment of formation and operating costs through promissory note	10,031
Interest earned on marketable securities held in Trust Account	(95,349)
Changes in operating assets and liabilities:
Prepaid expenses	(448,935)
Accrued expenses	31,751
Net cash used in operating activities	(556,234)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(508,550,000)
Net cash used in investing activities	(508,550,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to the Sponsor	25,000
Proceeds from sale of Units, net of underwriting discounts paid	498,379,000
Proceeds from sale of Private Placement Warrants	12,171,000
Repayment of promissory note – related party	(207,632)
Payments of offering costs	(473,433)
Net cash provided by financing activities	509,893,935
Net Change in Cash	787,701
Cash – Ending	787,701
Non-Cash Investing and Financing Activities:
Initial classification of Class A ordinary shares subject to possible redemption	487,094,360
Change in value of Class A ordinary shares subject to possible redemption	(43,380)
Deferred underwriting fee payable	17,799,250
Payment of offering costs through promissory note	$ 197,601